Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of long-term investments

	As of March 31,
	2024	2023
Held-to-maturity investments, amortized cost basis (net off expected credit losses)	$815	$955
Interest earned on investments	797	609
Held-to-maturity investments, net carrying amount	$1,612	$1,564